Share capital - Earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Net earnings (loss)	$ 102.6	$ (64.5)
Basic weighted average number of shares outstanding (in shares)	752.2	684.0
Stock options, deferred share units, performance share units (in shares)	6.2	0.0
Diluted weighted average number of shares outstanding (in shares)	758.4	684.0
Basic (in dollars per share)	$ 0.14	$ (0.09)
Diluted (in dollars per share)	$ 0.14	$ (0.09)